Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheets - USD ($)	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	May 08, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability
Total Liabilities	12,381,002	11,443,090	10,753,271	11,299,788
Class A ordinary shares subject to possible redemption	284,197,210	285,557,170	286,786,990	287,041,190
Class A ordinary shares subject to possible redemption, shares outstanding	28,419,721	28,555,717	28,678,699	28,704,119
Class A ordinary shares	158	144	132	130
Class A ordinary shares, shares outstanding	1,580,279	1,444,283	1,321,301	1,295,881
Additional paid-in capital	7,942,547	6,582,601	5,352,792	5,113,134
Accumulated deficit	(2,943,447)	(1,583,490)	(353,668)	(114,123)
Total Shareholders' equity	5,000,008	5,000,005	5,000,006	5,000,004
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability	56,930,000	45,050,000	23,030,000	24,200,000
Total Liabilities	56,930,000	45,050,000	23,030,000	24,200,000
Class A ordinary shares subject to possible redemption	(56,930,000)	(45,050,000)	(23,030,000)	(24,214,650)
Class A ordinary shares subject to possible redemption, shares outstanding	(5,693,000)	(4,505,000)	(2,303,000)	(2,421,465)
Class A ordinary shares	569	451	230	242
Class A ordinary shares, shares outstanding	5,693,000	4,505,000	2,303,000	2,421,465
Additional paid-in capital	33,607,078	21,727,203	(292,578)	877,413
Accumulated deficit	(33,607,647)	(21,727,647)	292,353	(877,647)
Total Shareholders' equity			1	(2)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Warrant liability	56,930,000	45,050,000	23,030,000	24,200,000
Total Liabilities	69,311,002	56,493,090	33,783,271	35,499,788
Class A ordinary shares subject to possible redemption	227,267,210	240,507,170	263,756,990	262,826,540
Class A ordinary shares subject to possible redemption, shares outstanding	22,726,721	24,050,717	26,375,699	26,282,654
Class A ordinary shares	727	595	362	372
Class A ordinary shares, shares outstanding	7,273,279	5,949,283	3,624,301	3,717,346
Additional paid-in capital	41,549,625	28,309,804	5,060,214	5,990,547
Accumulated deficit	(36,551,094)	(23,311,137)	(61,315)	(991,770)
Total Shareholders' equity	$ 5,000,008	$ 5,000,005	$ 5,000,007	$ 5,000,002